CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Aug. 02, 2021	May 23, 2022	Apr. 29, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable				$ 543,167		$ 543,167		$ 633,167
Convertible Promissory Noteholder F [Member] | Equity Financing Agr [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			7,200,000
Interest Payable			$ 5,177
Debt Instrument, Face Amount			66,833
Convertible Promissory Noteholder G [Member]
Debt Instrument [Line Items]
Debt Related Commitment Fees and Debt Issuance Costs			$ 5,563
Note A [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				6,201	$ 9,659	22,631	$ 36,289
Interest Payable				153,667		153,667		131,036
Convertible Notes Payable				205,000		205,000		295,000
Note A [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number shares converted, Value		$ 90,000
Debt Conversion, Converted Instrument, Shares Issued		11,250,000
Conversion price		$ 0.008
Note B [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				693	693	2,057	2,057
Interest Payable				10,148		10,148		8,092
Convertible Notes Payable				55,000		55,000		55,000
Note D [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				1,512	1,512	4,487	4,603
Interest Payable				19,185		19,185		14,698
Convertible Notes Payable				50,000		50,000		50,000
Note E [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				3,781	3,781	11,219	11,219
Interest Payable				44,909		44,909		14,698
Convertible Notes Payable				125,000		125,000		125,000
Debt Instrument, Maturity Date	Aug. 02, 2024
Note F [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				836	836	2,481	3,067
Interest Payable				4,193		4,193		1,712
Convertible Notes Payable				33,167		$ 33,167		33,167
Debt Instrument, Maturity Date			Apr. 29, 2023
Conversion of Stock, Shares Converted						625,000
Note G [Member]
Debt Instrument [Line Items]
Interest Expense, Debt				1,890	$ 1,890	$ 5,610	$ 5,610
Interest Payable				15,349		15,349		9,740
Convertible Notes Payable				$ 75,000		$ 75,000		$ 75,000
Debt Instrument, Maturity Date			Apr. 29, 2023
Conversion of Stock, Shares Converted						625,000